The components of lease expenses for the year ended December 31, 2021 and 2020 were as follows: (Details) - Turnongreen Inc [Member] - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating lease cost	$ 324,000	$ 98,000	$ 41,000
Short-term lease cost
Variable lease cost